Label	Element	Value
Baillie Gifford The Long Term Global Growth Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001120543_SupplementTextBlock

BAILLIE GIFFORD FUNDS

The Long Term Global Growth Equity Fund

Supplement dated October 20, 2015 to the prospectus dated May 1, 2015 (the “Prospectus”)

Effective immediately, the Prospectus is revised as follows:

Risk/Return [Heading]	rr_RiskReturnHeading	Baillie Gifford The Long Term Global Growth Equity Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	18. The section titled “Shareholder Fees” under “Fees and Expenses” for The Long Term Global Growth Equity Fund on page 34 of the Prospectus is restated in its entirety as follows:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	19. The expense tables under the section titled “Example of Expenses” for The Long Term Global Growth Equity Fund on page 35 of the Prospectus are restated in their entirety as follows:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming you redeemed all of your shares at the end of each period, your expenses would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming you did not redeem any of your shares at the end of each period, your expenses would be:
Baillie Gifford The Long Term Global Growth Equity Fund | Class 1
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(0.10%)
Purchase Fees (as a percentage of amount purchased)	rr_ExchangeFeeOverRedemption	0.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	321
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	547
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,196
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	102
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	309
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	534
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,181
Baillie Gifford The Long Term Global Growth Equity Fund | Class 2
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(0.10%)
Purchase Fees (as a percentage of amount purchased)	rr_ExchangeFeeOverRedemption	0.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 104
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	296
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	503
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,103
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	94
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	284
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	491
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,088
Baillie Gifford The Long Term Global Growth Equity Fund | Class 3
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(0.10%)
Purchase Fees (as a percentage of amount purchased)	rr_ExchangeFeeOverRedemption	0.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	274
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	465
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,020
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	86
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	262
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	453
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,005
Baillie Gifford The Long Term Global Growth Equity Fund | Class 4
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(0.10%)
Purchase Fees (as a percentage of amount purchased)	rr_ExchangeFeeOverRedemption	0.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 94
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	264
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	449
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	984
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	83
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	253
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	437
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 969
Baillie Gifford The Long Term Global Growth Equity Fund | Class 5
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(0.10%)
Purchase Fees (as a percentage of amount purchased)	rr_ExchangeFeeOverRedemption	0.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 89
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	248
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	422
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	925
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	78
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	237
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	410
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 910